UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/07

The following N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Equity Fund
November 30, 2007 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)

Consumer Discretionary--13.3%
Estee Lauder Cos., Cl. A	29,000	1,301,520
Home Depot	50,000	1,428,000
McDonald's	40,000	2,338,800
McGraw-Hill Cos.	120,000	5,889,600
News, Cl. A	200,200	4,218,214
Target	45,000	2,702,700
Wal-Mart Stores	35,000	1,676,500
Walgreen	162,000	5,927,580
Whole Foods Market	25,000 a	1,075,250
		26,558,164
Consumer Staples--23.0%
Altria Group	160,000	12,409,600
Anheuser-Busch Cos.	40,000	2,108,800
Coca-Cola	150,000	9,315,000
Nestle, ADR	60,050	7,204,799
PepsiCo	87,000	6,714,660
Procter & Gamble	110,000	8,140,000
		45,892,859
Energy--20.6%
BP, ADR	22,000	1,600,280
Chevron	94,000	8,250,380
ConocoPhillips	70,000	5,602,800
Exxon Mobil	154,560	13,780,570
Halliburton	50,000	1,830,500
Occidental Petroleum	40,000	2,790,800
Patriot Coal	1,200 b	40,572
Peabody Energy	12,000	667,680
Royal Dutch Shell, ADR	50,000	4,071,500
Total, ADR	8,000 a	647,360
Transocean	12,243 b	1,680,841
		40,963,283
Financial--13.5%
American Express	37,500	2,211,750
American International Group	35,580	2,068,265
Ameriprise Financial	16,000	939,040
Bank of America	95,000	4,382,350
Citigroup	138,233	4,603,159
HSBC Holdings, ADR	35,000	2,992,500
JPMorgan Chase & Co.	90,000	4,105,800
Merrill Lynch & Co.	55,000	3,296,700
SunTrust Banks	34,000	2,383,740
		26,983,304
Health Care--7.4%
Abbott Laboratories	70,000	4,025,700
Eli Lilly & Co.	35,000	1,853,250
Johnson & Johnson	90,000	6,096,600
Medtronic	20,000	1,017,000
Merck & Co.	30,000	1,780,800
		14,773,350
Industrials--9.3%
Caterpillar	25,000	1,797,500
Emerson Electric	120,000	6,842,400
General Electric	210,000	8,040,900
United Technologies	26,000	1,944,020
		18,624,820
Information Technology--10.9%
Apple	10,000 b	1,822,200
Automatic Data Processing	30,000	1,351,800
Cisco Systems	67,000 b	1,877,340
Intel	325,000	8,476,000
Microsoft	160,000	5,376,000
QUALCOMM	25,000	1,019,500
Texas Instruments	55,000	1,736,350
		21,659,190
Materials--1.1%
Praxair	25,000	2,134,500

Total Common Stocks
(cost $138,101,630)		197,589,470

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,512,000)	1,512,000 [c]	1,512,000

Investment of Cash Collateral for
Securities Loaned--.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,580,400)	1,580,400 [c]	1,580,400

Total Investments (cost $141,194,030)	100.7%	200,681,870
Liabilities, Less Cash and Receivables	(.7%)	(1,395,895)
Net Assets	100.0%	199,285,975

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $1,550,349 and the total market value of the collateral held by the fund is $1,580,400.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.
- Dreyfus Premier Core Equity Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)